Issued Capital and Reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Issued Capital And Reserves
ISSUED CAPITAL AND RESERVES

6	ISSUED CAPITAL AND RESERVES

	At 30 June 2020 No. of shares	At 31 December 2019 No. of shares
Authorized
Ordinary shares	450,000,000	450,000,000

At BPGIC FZE
	No. of shares		USD
At 1 January 2019	100		1,361,285

At Brooge Energy Limited

At inception	1		n.m.*
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 14)	80,000,000	**	8,000

Cash election	(1,281,965)		(128)
Changes in share capital due to business combination (note 14)	9,347,219	**	932

At 31 December 2019	88,065,254		8,804

Changes in share capital due to business combination	(30,000)		(3)

Conversion of 100 warrants into ordinary shares at 1 for 1	100		0.01

At 30 June 2020	88,035,354		8,801

*	not meaningful

**	Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,000 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares is included in note 14.

Share premium	USD
At 1 January 2019	-
Reverse acquisition adjustment	1,353,285
Ordinary shares issued on merger with Twelve Seas	114,022,421
Cash election	(13,599,872)

At 31 December 2019	101,775,834
Conversion of 100 warrants in ordinary shares at 1 for 1	1,224
At 30 June 2020	101,777,058

12	ISSUED CAPITAL AND RESERVES

	2019	2018
	No. of shares	No. of shares
Authorized
Ordinary shares	450,000,000	450,000,000

At BPGIC FZE

	No. of shares		USD
At 1 January 2018	100		1,361,285

At Brooge Energy

At inception	1		n.m.	*
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 25)	80,000,000	**	8,000

At 31 December 2018	80,000,000		8,000

Cash election	(1,281,965)		(128)
Changes in share capital due to business combination (note 25)	9,347,219	**	932

At 31 December 2019	88,065,254		8,804

*	not meaningful

**	Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,000 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares are included in note 25.

Share premium

USD
At 1 January 2018	-
Reverse acquisition adjustment	1,353,285

At 31 December 2018	1,353,285

Ordinary shares issued on merger with Twelve Seas	114,022,421
Cash election	(13,599,872)

At 31 December 2019	101,775,834